Note 20 - Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses			$ 3,000	$ 12,013	$ 3,000
Filter Group Inc [member]
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses	$ 10,600